Earnings per Share (Basic earnings per share) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Earnings attributed to the shareholders of the Company	$ 647	$ 2,159	$ 783